Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

Class A, Class B and Class C

Supplement dated February 28, 2008, to the Prospectus dated November 1, 2007,

as previously supplemented on December 17, 2007.

Effective March 5, 2008, Kenneth M. Salinger, CFA, of Wells Capital Management Incorporated, will no longer serve as a Portfolio Manager for the Wells Fargo Advantage Intermediate Tax-Free Fund, the Wells Fargo Advantage Minnesota Tax-Free Fund, the Wells Fargo Advantage Municipal Bond Fund, and the Wells Fargo Advantage National Tax-Free Fund.

Effective March 5, 2008, Wendy Casetta, of Wells Capital Management Incorporated, will replace Kenneth M. Salinger, CFA, as a Portfolio Manager for the Wells Fargo Advantage Minnesota Tax-Free Fund. Ms. Casetta’s biography is on page 57.

MIR028/P1101SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

Administrator Class

Supplement dated February 28, 2008, to the Prospectus dated November 1, 2007,

as previously supplemented on December 17, 2007.

Effective March 5, 2008, Kenneth M. Salinger, CFA, of Wells Capital Management Incorporated, will no longer serve as a Portfolio Manager for the Wells Fargo Advantage Minnesota Tax-Free Fund, the Wells Fargo Advantage Municipal Bond Fund, and the Wells Fargo Advantage National Tax-Free Fund.

Effective March 5, 2008, Wendy Casetta, of Wells Capital Management Incorporated, will replace Kenneth M. Salinger, CFA, as a Portfolio Manager for the Wells Fargo Advantage Minnesota Tax-Free Fund. Ms. Casetta’s biography is on page 41.

MIAM028/P1103S2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Investor Class

Supplement dated February 28, 2008, to the Prospectus dated November 1, 2007.

Effective March 5, 2008, Kenneth M. Salinger, CFA, of Wells Capital Management Incorporated, will no longer serve as a Portfolio Manager for the Wells Fargo Advantage Intermediate Tax-Free Fund and the Wells Fargo Advantage Municipal Bond Fund.

MIIV028/P1106SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

Class Z

Supplement dated February 28, 2008, to the Prospectus dated November 1, 2007.

Effective March 5, 2008, Wendy Casetta, of Wells Capital Management Incorporated, will replace Kenneth M. Salinger, CFA, as a Portfolio Manager for the Wells Fargo Advantage Minnesota Tax-Free Fund.

The following biographical description for Ms. Casetta replaces the biographical description of Kenneth M. Salinger, CFA, referenced on page 12:

Ms. Casetta is jointly responsible for managing the Minnesota Tax-Free Fund, which she has managed since 2008. Ms. Casetta joined Wells Capital Management in 2005 as a portfolio manager with the Municipal Fixed Income Team. Prior to joining Wells Capital Management, Ms. Casetta was with Strong Capital Management, where she was a senior research analyst and portfolio manager for the Municipal Credit Research Team since 1998. Education: B.A., Finance, University of Wisconsin—Oshkosh; M.B.A., Business Administration, University of North Florida.

MIZ028/P1102SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

Supplement dated February 28, 2008, to the Statement of Additional Information dated November 1, 2007,

as previously supplemented on February 1, 2008 and December 4, 2007.

Effective March 5, 2008, Kenneth M. Salinger, CFA, of Wells Capital Management Incorporated, will no longer serve as a Portfolio Manager for the Wells Fargo Advantage Intermediate Tax-Free Fund, the Wells Fargo Advantage Minnesota Tax-Free Fund, the Wells Fargo Advantage Municipal Bond Fund, and the Wells Fargo Advantage National Tax-Free Fund.

Effective March 5, 2008, Wendy Casetta, of Wells Capital Management Incorporated, will replace Kenneth M. Salinger, CFA, as a Portfolio Manager for the Wells Fargo Advantage Minnesota Tax-Free Fund. Information about Ms. Casseta is included in this Statement of Additional Information.